Future Minimum Lease Commitments Under Non-Cancelable Lease Agreement (Detail) $ in Thousands	May. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 51,182
2017	39,597
2018	29,649
2019	18,021
2020	12,689
Thereafter	58,199
Total Minimum Lease Commitments	$ 209,337